INCOME AND MINING TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME AND MINING TAXES
Income and mining taxes expense (recovery) as per geographic components

	Year Ended December 31,

	2013	2012	2011

Current income and mining taxes:

Canada	$7,934	$8,750	$62,382

Mexico	29,968	33,531	3,496

Finland	14,492	9,799	222

	52,394	52,080	66,100

Deferred income and mining taxes:

Canada	(95,344)	26,041	(341,038)

Mexico	93,665	25,284	54,996

Finland	(14,871)	20,820	10,269

	(16,550)	72,145	(275,773)

Income and mining taxes	$35,844	$124,225	$(209,673)

Reconciliation of income tax rates

	2013	2012	2011

Combined federal and composite provincial tax rates	26.3%	26.3%	27.8%

Increase (decrease) in tax rates resulting from:

Provincial mining duties	1.4	3.6	5.9

Tax law changes	(13.6)	–	(2.7)

Impact of foreign tax rates	2.4	(1.5)	(0.2)

Permanent differences	(25.1)	1.0	(1.6)

Valuation allowances	(0.9)	1.2	(0.3)

Impact of changes in income tax rates	(0.2)	(2.1)	(2.0)

Actual rate as a percentage of pre-tax income	(9.7)%	28.5%	26.9%

Future income and mining tax liabilities (assets)

	Liabilities (Assets) as at December 31,

	2013	2012

Mining properties	$808,449	$761,508

Net operating and capital loss carryforwards	(129,019)	(102,005)

Mining duties	(68,728)	(36,158)

Reclamation provisions	(44,242)	(42,688)

Valuation allowance	26,860	30,570

Deferred income and mining tax liabilities	$593,320	$611,227

Reconciliation of the beginning and ending amount of unrecognized tax benefits
	2013	2012	2011

Unrecognized tax benefits, beginning of year	$10,867	$1,200	$1,630

Additions (reductions)	–	9,667	(430)

Unrecognized tax benefit, end of year	$10,867	$10,867	$1,200